FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          May 14, 2007



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $151,979
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                               SHARED
                                                                        MARKET SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES    VALUE  (A)   (B)    (C)     MGR      (A)     (B)       (C)

21st Century Insurance                    COM      90130N103     58630     1243  X                             58630       0       0
AAON, Inc.                                COM      360206       506890    13245  X                            506890       0       0
Acadia Realty Trust                       COM      4239109       19000      495  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      590  X                             40000       0       0
American Dental Partners                  COM      25353103     346123     7521  X                            346123       0       0
American Financial Realty Trust           COM      02607P305     30000      302  X                             30000       0       0
Anheuser Busch                            COM      35229103       4000      202  X                              4000       0       0
AutoZone Inc.                             COM      53332102       4983      639  X                              4983       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      555  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        252      917  X                               252       0       0
Cam Commerce Solutions Inc.               COM      131916108    393695    10579  X                            393695       0       0
Conagra Food Inc                          COM      205887102     10000      249  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2051  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    699493     3812  X                            699493       0       0
Deb Shops, Inc.                           COM      242728103     12640      342  X                             12640       0       0
Diamond Hill Investment Group Inc.        COM      25264R207     99271     9680  X                             99271       0       0
Dionex Corp                               COM      254546104     19270     1312  X                             19270       0       0
FARO Technologies Inc.                    COM      311642102    625355    18054  X                            625355       0       0
Getty Images Inc.                         COM      374276103     12753      620  X                             12753       0       0
Hospitality Properties Trust              COM      44106M102     10600      496  X                             10600       0       0
Interactive Intelligence Inc.             COM      45839M103    967005    14730  X                            967005       0       0
iShares MSCI Emerg Mrkt Index Fund        COM      464287234      8130      947  X                              8130       0       0
iShares Trust                             US TIP B 464287176      3028      306  X                              3028       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      242  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7438      381  X                              7438       0       0
Leucadia National Corp.                   COM      527288104     31760      934  X                             31760       0       0
Level 3 Communications                    COM      52729N100     14500       88  X                             14500       0       0
Mediware Information Systems              COM      584946107    746600     6764  X                            746600       0       0
Microsoft Corp.                           COM      594918104     27297      761  X                             27297       0       0
Mity Enterprises, Inc.                    COM      606850105    266490     5063  X                            266490       0       0
Morningstar, Inc.                         COM      617700109     30700     1585  X                             30700       0       0
National Retail Properties, Inc.          COM      637417106     14000      339  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      592  X                             12000       0       0
Pfizer Inc.                               COM      717081103     10000      253  X                             10000       0       0
Sears Holdings Corp                       COM      812350106      6472     1166  X                              6472       0       0
Select Comfort Corp                       COM      81616X103     51047      909  X                             51047       0       0
Specialty Underwriters Alliance           COM      84751T309   1259653     9737  X                           1259653       0       0
SPRD Trust                                UNIT SR1 78462F103      1635      232  X                              1635       0       0
Stratasys Inc.                            COM      862685104    471047    20123  X                            471047       0       0
Tandy Leather Factory Inc.                COM      87538X105    216040     1555  X                            216040       0       0
Templeton Global Income Fund              COM      880198106     65172      632  X                             65172       0       0
Transact Technologies Inc.                COM      892918103    290660     2017  X                            290660       0       0
Utah Medical Products                     COM      917488108    185356     6317  X                            185356       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      7712      547  X                              7712       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      7193      496  X                              7193       0       0
Vanguard Intl Eq Index                    E MT ETF 922042858      6523      514  X                              6523       0       0
White Mountains Insurance Group           COM      G9618E107      1436      813  X                              1436       0       0
Winthrop Realty Trust, Inc                COM      976391102     97450      644  X                             97450       0       0
XCEL Energy Inc.                          COM      98389B100     16000      395  X                             16000       0       0